Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 41	$ 59
Net interest (income) expense on net defined benefit (asset) liability	(17)	(7)
Past service cost (income)	(1)
Gain on settlement		(1)
Administrative expenses	2	1
Benefits expense	25	52
Defined contribution expense	81	65
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	182	182
Pension Plans [member] | Canada And Quebec [member]
Disclosure of defined benefit plans [line items]
Government pension plans expense	76	65
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	1	2
Net interest (income) expense on net defined benefit (asset) liability	11	9
Benefits expense	12	11
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 12	$ 11